Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Short-Term Investments [Abstract]
Short-term investments	$ 335	¥ 2,311	¥ 1,891